Discontinued operations (Details 1) - CAD ($)		12 Months Ended
	Oct. 02, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information Discontinued Operations [Line Items]
Net cash flows used in discontinued operations		$ (7,995,408)	$ (1,410,292)
Apicore
Disclosure Of Detailed Information Discontinued Operations [Line Items]
Net cash flows used in operating activities		5,210,341	(1,295,487)
Net cash flows from (used in) investing activities		54,326,360	(421,077)
Net cash flows (used in) from financing activities		(80,944,373)	44,294,204
Net cash flows used in discontinued operations	$ 0	$ (21,407,672)	$ 42,577,640